CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current
Cash	$ 16,633	$ 53,641
Trade and other current receivables	3,050	2,102
Current prepaid expenses	1,733	1,271
Other current assets	1,769	1,341
Current assets	23,185	58,355
Non-current
Non-current investments other than investments accounted for using equity method	0	242
Equipment	450	491
Intangible assets other than goodwill	5,470	2,083
Goodwill	24,792	22,892
Total Non-Current Assets	30,712	25,708
TOTAL ASSETS	53,897	84,063
Current
Current accrued expenses and other current liabilities	5,663	5,262
Current Contingent Liabilities Recognised In Business Combination	0	2,646
Total Current Liabilities	5,663	7,908
SHAREHOLDERS' EQUITY
Issued capital	158,162	141,451
Share premium	2,102	525
Reserve of share-based payments	27,283	23,783
Warrant reserve	10,873	11,423
Accumulated other comprehensive income	(2,035)	(366)
Retained earnings	(148,151)	(100,661)
TOTAL SHAREHOLDERS' EQUITY	48,234	76,155
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 53,897	$ 84,063